Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan [Abstract]
Amount of employee benefits charged	¥ 144,596	¥ 143,078	¥ 128,554